Stock option plan (Details 2) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based compensation expense recorded in the statement of operations
Share-based compensation expense	$ 5,142,187	$ 1,815,722	$ 2,288,000	$ 2,817,000
Research and development
Share-based compensation expense recorded in the statement of operations
Share-based compensation expense	1,377,640	653,462
General and administrative
Share-based compensation expense recorded in the statement of operations
Share-based compensation expense	$ 3,764,547	$ 1,162,260